UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2003
                                                ----------------------------

Check here if Amendment [  ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Scout Capital Management, LLC
           --------------------------------------------------
Address:   280 Park Ave
           --------------------------------------------------
           New York, New York 10017
           --------------------------------------------------

Form 13F File Number:

                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James Crichton
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     (212) 622-7851
           --------------------------------------------------

Signature, Place, and Date of Signing:


       /s/ James Crichton       New York, New York   November 14, 2003
         [Signature]               [City, State]          [Date]

Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     0
                                               -------------

Form 13F Information Table Entry Total:               76
                                               -------------

Form 13F Information Table Value Total:          344,098
                                               -------------
                                                (thousands)

Scout Capital Management
Form 13F
September 30, 2003



SYMBOL       DESCRIPTION                                CUSIP          SHR/FACE             VALUE


5282277      AMERICAN TOWER CORP NOTE 5.000% 2/1      029912AF9       5,000,000      4,525,000.00
LEND         ACCREDITED HOME LENDRS HLDG COM          00437P107         214,000      4,645,940.00
ARO          AEROPOSTALE COM                            7865108         200,000      5,410,000.00
ANE          ALLIANCE BANCORP NEW ENG INC COM         01852Q109          60,575      2,019,570.50
AFC          ALLMERICA FINANCIAL CORP COM              19754100         360,981      8,594,957.61
ARB          ARBITRON INC COM                         03875Q108         145,000      5,118,500.00
BKMU         BANK MUT CORP COM                         63748107          45,300      1,922,985.00
BRKB         BERKSHIRE HATHAWAY INC DEL CL B           84670207           6,300     15,724,800.00
OCNB         BRIDGE STR FIN INC COM                   10805U109          10,000        137,500.00
CHRW         C H ROBINSON WORLDWIDE INC COM           12541W100          90,000      3,352,500.00
CMX          CAREMARK RX INC COM                      141705103         320,000      7,232,000.00
KMX          CARMAX INC COM                           143130102         100,000      3,266,000.00
PWN          CASH AMER INTL INC COM                   14754D100         566,784      9,295,257.60
CSBC         CITIZENS SOUTH BKG CP DEL COM            176682102          80,000      1,178,400.00
CLRS         CLARUS CORP COM                          182707109          30,000        206,100.00
CTSH         COGNIZANT TECHNOLOGY SOLUTIO CL A        192446102          90,000      3,281,400.00
CCBI         COMMERCIAL CAP BANCORP INC COM           20162L105         397,774      6,217,207.62
CFC          COUNTRYWIDE FINANCIAL CORP COM           222372104         202,000     15,812,560.00
DADE         DADE BEHRING HLDGS INC COM               23342J206         140,500      3,969,125.00
DVA          DAVITA INC COM                           23918K108         275,000      8,753,250.00
DKS          DICKS SPORTING GOODS INC COM             253393102         135,000      5,040,900.00
DRCT         DIRECT GEN CORP COM                      25456W204         115,000      2,883,050.00
ENR          ENERGIZER HLDGS INC COM                  29266R108         185,000      6,802,450.00
XJT          EXPRESSJET HOLDINGS INC CL A             30218U108         310,000      4,278,000.00
FDEF         FIRST DEFIANCE FINL CORP COM             32006W106           9,000        209,700.00
FFBI         FIRST FED BANCSHARES INC DEL COM         32021B103           6,500        204,815.00
FSH          FISHER SCIENTIFIC INTL INC COM NEW       338032204         210,000      8,334,900.00
FRED         FREDS INC CL A                           356108100          80,000      2,636,800.00
GET          GAYLORD ENTMT CO NEW COM                 367905106         300,000      7,365,000.00
GTIV         GENTIVA HEALTH SERVICES INC COM          37247A102          60,000        690,000.00
HUBG         HUB GROUP INC CL A                       443320106          24,500        267,050.00
IPCC         INFINITY PPTY & CAS CORP COM             45665Q103          60,000      1,686,600.00
INFY         INFOSYS TECHNOLOGIES LTD SPONSORED ADR   456788108         106,000      7,215,632.00
IACI         INTERACTIVECORP COM                      45840Q101         150,000      4,977,000.00
ICPT         INTERCEPT INC COM                        45845L107         115,000      1,567,450.00
IASG         INTEGRATED ALARM SVCS GROUP COM          45890M109         185,000      1,545,490.01
ISCA         INTERNATIONAL SPEEDWAY CORP CL A         460335201         145,000      6,364,050.00
IRM          IRON MTN INC PA COM                      462846106         165,000      5,923,500.00
IVIL         IVILLAGE INC COM                         46588H105         200,000        444,000.00
KIND         KINDRED HEALTHCARE INC COM               494580103         132,100      4,945,824.00
KKD          KRISPY KREME DOUGHNUTS INC COM           501014104         110,000      4,235,000.00
MGA          MAGNA INTL INC CL A                      559222401          90,000      6,493,500.00
MHX          MERISTAR HOSPITALITY CORP COM            58984Y103         500,000      3,540,000.00
MWI          MOORE WALLACE INC COM                    615857109         550,000      7,810,000.00
MYK          MYKROLIS CORP COM                        62852P103         200,000      2,428,000.00
NIHD         NII HLDGS INC CL B NEW                   62913F201          80,000      4,748,000.00
NTLI         NTL INC DEL COM                          62940M104          85,000      3,932,950.00
NFS          NATIONWIDE FINL SVCS INC CL A            638612101         110,000      3,447,400.00
NCEN         NEW CENTURY FINANCIAL CORP COM           64352D101         130,000      3,688,100.00
NOOF         NEW FRONTIER MEDIA INC COM               644398109         400,000      1,520,000.00
OCR          OMNICARE INC COM                         681904108         280,000     10,096,800.00
PACR         PACER INTL INC TENN COM                  69373H106         330,000      6,600,000.00
PRTR         PARTNERS TRUST FINCL GROUP I COM         70213A103          17,900        392,905.00
PENN         PENN NATL GAMING INC COM                 707569109         275,000      5,863,000.00
PRU          PRUDENTIAL FINL INC COM                  744320102         345,000     12,889,200.00
RHD          R H DONNELLEY CORP COM NEW               74955W307         100,000      4,041,000.00
ROV          RAYOVAC CORP COM                         755081106         425,000      6,205,000.00
RRGB         RED ROBIN GOURMET BURGERS IN COM         75689M101         230,000      5,855,800.00
SPW          SPX CORP COM                             784635104         125,000      5,660,000.00
SGMS         SCIENTIFIC GAMES CORP CL A               80874P109         300,000      3,420,000.00
SEBL         SIEBEL SYSTEMS INC COM                   826170102         300,000      2,928,000.00
SFFS         SOUND FED BANCORP INC                    83607V104          79,885      1,194,280.75
SPLS         STAPLES INC COM                          855030102         130,000      3,099,200.00
TRY          TRIARC COS INC CL A                      895927101         350,000      3,524,500.00
TYC          TYCO INTL LTD NEW COM                    902124106         475,000      9,704,250.00
UCI          UICI COM                                 902737105          93,600      1,173,744.00
USNA         USANA HEALTH SCIENCES INC COM            90328M107         106,000      5,190,820.00
UPCS         UBIQUITEL INC COM                        903474302         400,000        620,000.00
URBN         URBAN OUTFITTERS INC COM                 917047102          70,000      1,824,200.00
WRNC         WARNACO GROUP INC CL A NEW               934390402         280,000      4,359,600.00
WMB          WILLIAMS COS INC DEL COM                 969457100         310,000      2,920,200.00
YCC          YANKEE CANDLE INC COM                    984757104         300,000      7,644,000.00
OPTV         OPENTV CORP CL A                         G67543101         375,000      1,245,000.00
UTIW         UTI WORLDWIDE INC ORD                    G87210103         175,000      5,342,750.00
MICC         MILLICOM INTL CELLULAR S A SHS NEW       L6388F110         130,000      5,856,500.00
QCMXJX       CALL CAREMARK RX INC OCT 22.50                 CMX           8,000        560,000.00

             TOTAL MARKET VALUE                                                    344,098,964.09
